Capital Management - Summary of Capital Management (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Capital Management [Abstract]
Warrant Liability	$ 1,754	$ 11,640
Lease liabilities	22,471	33,452
Provisions	22,195
Long-term debt	38,311	40,532	$ 8,834
Total equity	33,881	15,012	$ 94,934	$ (63,146)
Cash	(108,490)	(45,075)
Total capital	$ 10,122	$ 55,561